31-May-2013
Principal
Payment
45,114,680.36
0.00
0.00
0.00
45,114,680.36
Interest per
Mercedes-Benz Auto Lease Trust 2013-A
Investor Report
17-Jun-2013
Collection Period No.
2
Collection Period (from... to)
1-May-2013
31-May-2013
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-May-2013
15-Jun-2013
30/360 Days
30
Determination Date
13-Jun-2013
Record Date
14-Jun-2013
Payment Date
Balance
Balance
Balance
Face Amount
Interest Period of the Class A-1 Notes (from... to)
15-May-2013
17-Jun-2013         Actual/360 Days
33
Class A-1 Notes
478,850,000.00
387,649,139.72
342,534,459.36
94.214640
Class A-2 Notes
796,000,000.00
796,000,000.00
796,000,000.00
0.000000
Class A-3 Notes
590,000,000.00
590,000,000.00
590,000,000.00
0.000000
Class A-4 Notes
154,350,000.00
154,350,000.00
154,350,000.00
0.000000
Total Note Balance
2,019,200,000.00
1,927,999,139.72
1,882,884,459.36
Overcollateralization
380,319,126.59
402,709,580.86
412,721,863.89
Total Securitization Value
2,399,519,126.59
2,330,708,720.58
2,295,606,323.25
present value of lease payments
880,763,921.95
804,091,166.21
765,529,610.19
present value of Base Residual Value
1,518,755,204.64
1,526,617,554.37
1,530,076,713.06
Amount
Percentage
Payment
Initial Overcollateralization Amount
380,319,126.59
15.85%
Target Overcollateralization Amount
449,909,836.24
18.75%
Current Overcollateralization Amount
412,721,863.89
17.20%
Interest Rate
Interest Payment
$1000 Face Amount
Class A-2 Notes
0.490000%
325,033.33
0.408333
325,033.33
Class A-1 Notes
0.270000%
95,943.16
0.200362
45,210,623.52
Class A-3 Notes
0.590000%
290,083.33
0.491667
290,083.33
0.491667
Class A-4 Notes
0.720000%
92,610.00
0.600000
92,610.00
0.600000
Available Funds
Lease Payments Received
40,453,229.43
(1) Total Servicing Fee
Total
803,669.82
$45,918,350.18
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
49,092.17
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
0.00
0.00
Excess wear and tear included in Net Sales Proceeds
480.65
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
14,783.85
(4) Priority Principal Distribution Amount
803,669.82
0.00
Subtotal
47,859,961.10
(5) To Reserve Fund to reach the Reserve Fund Required Amount
7,357,639.50
0.715327
Collection Period Ended
Distributions
1,942,257.27
Net Sales Proceeds-early terminations (including Defaulted Leases)
Amounts in USD
Dates
Summary
Note
Factor
Initial
Beginning
Ending
Principal per $1000
1.000000
1.000000
1.000000
94.415002
0.408333
Interest & Principal
Interest & Principal
per $1000 Face Amount
Distribution Detail
Shortfall
Notice to Investors
45,114,680.36
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
0.00
47,860,607.45
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
646.35
(8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Total Available Funds
47,860,607.45
Amount Due
Total Available Collections
47,860,607.45
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
Total Servicing Fee
1,942,257.27
1,942,257.27
0.00
Total Trustee Fee
Monthly Interest Distributable Amount
803,669.82
803,669.82
0.00
thereof on Class A-1 Notes
95,943.16
95,943.16
0.00
thereof on Class A-2 Notes
325,033.33
325,033.33
0.00
thereof on Class A-3 Notes
290,083.33
290,083.33
0.00
thereof on Class A-4 Notes
92,610.00
92,610.00
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
803,669.82
803,669.82
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
45,114,680.36
45,114,680.36
0.00
Principal Distribution Amount
45,114,680.36
45,114,680.36
0.00
Reserve Fund
Reserve Fund Required Amount
11,997,595.63
Reserve Fund Amount - Beginning Balance
11,997,595.63
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
101.91
minus Net Investment Earnings
101.91
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
11,997,595.63
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
101.91
Net Investment Earnings on the Exchange Note
Collection Account
544.44
Investment Earnings for the Collection Period
646.35
0.00
0.00
0.00
Pool Statistics
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
2,399,519,126.59
57,098
Securitization Value beginning of Collection Period
2,330,708,720.58
56,801
Principal portion of lease payments
28,279,156.21
Terminations- Early
5,748,367.30
Terminations- Scheduled
33,193.68
Repurchase Payment (excluding interest)
0.00
Gross Losses
1,041,680.14
Securitization Value end of Collection Period
2,295,606,323.25
56,639
Pool Factor
95.67%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.34%
6.33%
Weighted Average Remaining Term (months)
25.13
22.16
Weighted Average Seasoning (months)
9.42
12.36
Aggregate Base Residual Value
1,721,197,534.44
1,707,067,992.94
Cumulative Turn-in Ratio
36.23%
Proportion of base prepayment assumption realized life to date
99.77%
Actual lifetime prepayment speed
0.30%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
2,293,553,217.10
56,591
99.91%
31-60 Days Delinquent
1,632,079.44
38
0.07%
61-90 Days Delinquent
310,457.94
8
0.01%
91-120 Days Delinquent
110,568.77
2
0.00%
Total
2,295,606,323.25
56,639
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
1,022,348.99
Less Liquidation Proceeds
835,268.40
Current
Securitization Value of Liquidated Leases BOP
5,800,892.13
Less Recoveries
86,629.75
Current Net Credit Loss / (Gain)
100,450.84
Cumulative Net Credit Loss / (Gain)
8,065.24
Less sales proceeds and other payments received during
Collection Period
6,601,267.78
Current Residual Loss / (Gain)
(800,375.65)
Cumulative Residual Loss / (Gain)
(2,344,944.74)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.000%
Residual Loss
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.098%)